Equity (Details)	12 Months Ended
Dec. 31, 2019 $ / shares shares
Number of warrants
Warrants Outstanding, Beginning balance	566,800
Granted	0
Exercised	0
Redeemed	566,800
Forfeited	0
Expired	0
Warrants Outstanding, Ending balance	0
Number of warrants, Exercisable	0
Weighted Average Exercise Price
Weighted Average Exercise Price, Beginning Balance | $ / shares	$ 5.47
Weighted Average Exercise Price, Ending Balance | $ / shares	$ 0
Remaining Contractual life
Remaining Contractual life	2 years 2 months 30 days